Consolidated Statements of Income ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 ILS (₪) ₪ / shares	[1]	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 ILS (₪) ₪ / shares	Dec. 31, 2016 ILS (₪) ₪ / shares
Statement Line Items [Line Items]
Revenues | ₪	₪ 9,321			₪ 9,789	₪ 10,084
Costs and expenses
Depreciation and amortization | ₪	2,387			2,117	2,161
Salaries | ₪	1,995			2,008	2,017
General and operating expenses | ₪	3,405			3,911	4,024
Impairment losses | ₪	2,294	[2]		129
Other operating expenses | ₪	635			20	21
Cost of sales | ₪	10,716			8,185	8,223
Operating profit (loss) | ₪	(1,965)			1,604	1,861
Financing (income) expenses
Finance expenses | ₪	664			652	1,108
Finance income | ₪	(94)			(75)	(133)
Financing expense, net | ₪	570			577	975
Profit (loss) after financing expenses, net | ₪	1,965			1,027	886
Share of loss in equity-accounted investees | ₪	2			5	5
Profit (loss) before income tax | ₪	(1,968)			1,022	881
Income tax expenses (benefit) | ₪	(59)			347	442
Net profit (loss) for the year | ₪	(1,909)			675	439
Profit (loss) attributable to:
Shareholders of the Company | ₪	(717)			(15)	(202)
Non-controlling interests | ₪	(1,192)			690	641
Net profit (loss) for the year | ₪	₪ (1,909)	[2]		₪ 675	₪ 439
Loss per share
Basic | ₪ / shares	₪ (29.77)			₪ (0.82)	₪ (10.52)
Diluted | ₪ / shares	₪ (29.77)			₪ (0.82)	₪ (10.52)
USD
Statement Line Items [Line Items]
Revenues | $			$ 2,487
Costs and expenses
Depreciation and amortization | $			637
Salaries | $			532
General and operating expenses | $			909
Impairment losses | $			611
Other operating expenses | $			170
Cost of sales | $			2,859
Operating profit (loss) | $			(372)
Financing (income) expenses
Finance expenses | $			177
Finance income | $			(25)
Financing expense, net | $			152
Profit (loss) after financing expenses, net | $			(524)
Share of loss in equity-accounted investees | $			1
Profit (loss) before income tax | $			(525)
Income tax expenses (benefit) | $			(16)
Net profit (loss) for the year | $			(509)
Profit (loss) attributable to:
Shareholders of the Company | $			(191)
Non-controlling interests | $			(318)
Net profit (loss) for the year | $			$ (509)
Loss per share
Basic | $ / shares			$ (7.94)
Diluted | $ / shares			$ (7.94)

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1
[2]	For information regarding early adoption of IFRS 16, Leases, see Note 3a.